Cover	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2022
Entity File Number	0-15536
Entity Registrant Name	CODORUS VALLEY BANCORP, INC.
Entity Central Index Key	0000806279
Entity Tax Identification Number	23-2428543
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	105 Leader Heights Road
Entity Address, Address Line Two	PO Box 2887
Entity Address, City or Town	York
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17405-2887
City Area Code	717
Local Phone Number	747-1519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value
Trading Symbol	CVLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false